Average Annual Total Returns - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio	Apr. 29, 2023
VIP Equity-Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(4.96%)
Past 5 years	8.16%
Past 10 years	10.19%
VIP Equity-Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(5.09%)
Past 5 years	8.04%
Past 10 years	10.08%
VIP Equity-Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(5.25%)
Past 5 years	7.88%
Past 10 years	9.91%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%